Significant Accounting Policies - Summary of Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (4,708)	$ (2,259)
Total fixed assets, net	10,708	11,358
Computer equipment and software
Property, Plant and Equipment [Line Items]
Fixed Assets Gross	$ 889	569
Computer equipment and software | Maximum Member
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment and software | Minimum Member
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Fixed Assets Gross	$ 2,376	2,180
Furniture and equipment | Maximum Member
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Furniture and equipment | Minimum Member
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful life	remainder of lease term
Fixed Assets Gross	$ 10,537	10,517
Construction in progress
Property, Plant and Equipment [Line Items]
Construction in progress	$ 1,614	$ 351